ARDENT MINES LIMITED - AUDITED BALANCE SHEETS FOR JUNE 30, 2011 (Parentheticals) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Computer equipment and software, net of accumulated depreciation of $0 (in Dollars)	$ 0	$ 0
Preferred Stock, $0.00001 par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred Stock, 100,000,000 shares authorized	100,000,000	100,000,000
Preferred Stock, none issued	0	0
Preferred Stock, none outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, 16,013,650 and 14,957,650 issue respectively	16,013,650	14,957,650
Common Stock, 16,013,650 and 14,957,650 outstanding, respectively	16,013,650	14,957,650